EMPLOYEE BENEFIT LIABILITIES - Principal assumptions underlying the defined benefit plan (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Principal assumptions underlying the defined benefit plan
Discount rate	5.57%		2.27%
Expected rate of salary increase			4.40%
Minimum
Principal assumptions underlying the defined benefit plan
Discount rate		1.00%
Expected rate of salary increase	2.00%	2.00%
Maximum
Principal assumptions underlying the defined benefit plan
Discount rate		2.98%
Expected rate of salary increase	5.92%	5.70%